CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net income (loss)	¥ 244,702,736	$ 37,502,335	¥ 437,774,169	¥ 371,220,289
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	65,869,970	10,095,015	40,366,299	25,549,965
Impairment of long-lived assets				5,008,677
Share of loss (gain) in equity method investments	(909,364)	(139,366)	(140,564)	8,300,584
Gain from disposal of a long-term investment			(1,097,790)	(36,723,048)
Gain from disposal of a subsidiary	(1,779,000)	(272,644)
Interest income	(11,542,121)	(1,768,907)	(35,659,822)	(20,447,590)
Bad debt expense	29,953,404	4,590,560	38,423,347	1,978,374
Losses and impairment (Gains) on equity securities held	44,506,823	6,820,970	(55,253,744)	57,774,952
(Gain) Loss on disposal of property and equipment			860,000	(267,849)
Foreign exchange loss (gain)	4,723,948	723,977	(1,408,437)	430,430
Share-based compensation	232,558	35,641	26,490,395	16,108,950
Withholding tax			19,845,708	23,345,894
Gains from the acquisition of an equity investee				(1,344,212)
Changes in operating assets and liabilities:
Accounts receivable	(28,789,041)	(4,412,114)	(52,263,625)	(12,368,310)
Prepaid rent	5,196,798	796,444	(14,316,252)	(185,941)
Inventories	(1,281,009)	(196,323)	351,518	621,293
Amounts due from related parties	10,329,181	1,583,016	(3,228,596)	1,694,216
Other current assets	(18,807,170)	(2,882,325)	10,990,176	(13,933,400)
Other assets	(19,680,102)	(3,016,108)	(22,637,263)	(1,964,823)
Accounts payable	4,546,551	696,789	4,814,800	1,183,032
Amounts due to related parties	(319,778)	(49,008)	3,232,453	(187,440)
Salary and welfare payable	8,913,678	1,366,081	(2,047,293)	(2,203,639)
Deferred revenue	(59,516,154)	(9,121,250)	18,973,331	78,439,349
Advance from customers	(5,800,119)	(888,907)	3,735,302	2,707,962
Accrued expenses and other current liabilities	13,169,673	2,018,341	27,198,083	(7,472,169)
Income tax payable	(6,354,794)	(973,915)	(12,476,008)	4,328,055
Unrecognized tax benefits	29,038,185	4,450,297	92,022,308	56,319,776
Deferred rent	6,997,755	1,072,453	(1,939,759)	(1,025,731)
Other long-term liabilities	(5,549,798)	(850,544)	21,538,701	22,636,533
Deferred taxes	(12,595,878)	(1,930,403)	(30,207,540)	(24,574,536)
Net cash provided by operating activities	295,256,932	45,250,105	513,939,897	554,949,643
Investing activities:
Purchases of property and equipment	(111,929,994)	(17,154,022)	(213,329,308)	(138,471,216)
Purchases of intangible assets	(887,893)	(136,076)	(2,240,298)	(3,491,958)
Proceeds from disposal of property and equipment	80,355	12,315	1,800,000	126,301
Acquisitions, net of cash received	(18,415,807)	(2,822,346)	(325,016,059)	(13,302,894)
Advance for acquisitions	(6,550,000)	(1,003,831)	(38,869,400)	(18,121,700)
Collection of acquisition advances	36,352,700	5,571,296
Purchases of short-term investments	(206,596,401)	(31,662,284)	(823,183,360)	(772,540,145)
Proceeds from short-term investments	453,434,366	69,491,857	1,107,076,219	889,325,672
Increase of long-term time deposits	(30,000,000)	(4,597,701)	(500,000,000)	(60,000,000)
Purchases of investments in equity securities	(65,829,314)	(10,088,784)	(328,228,962)	(88,258,150)
Proceeds from disposal of equity securities	198,976	30,494	222,015,253	30,544,376
Proceeds from disposal of equity method investments	6,380,000	977,778	1,671,092	89,182,803
Proceeds from disposal of a subsidiary	2,183,350	334,613
Loan to related parties	(528,356,500)	(80,974,176)	(634,638,425)	(4,300,000)
Repayment from related parties	539,996,179	82,758,035	458,752,530
Loan to third parties	(62,000,000)	(9,501,916)	(10,340,000)	(166,819,164)
Repayment from third parties				118,380,000
Loan to franchisees	(218,821,974)	(33,535,935)	(157,411,151)	(54,060,267)
Repayment from franchisees	99,209,300	15,204,490	21,985,474	10,050,000
Net cash used in investing activities	(111,552,657)	(17,096,193)	(1,219,956,395)	(181,756,342)
Financing activities:
Distribution to the shareholders (Note 1)			(226,951,236)	(200,532,021)
Income tax paid related to the above distribution				(3,000,000)
Proceeds from short-term borrowings	160,000,000	24,521,073		60,000,000
Repayment of short-term borrowings	(70,000,000)	(10,727,969)
Loan from non-controlling interest	20,585,804	3,154,912
Capital contribution from noncontrolling interest holders	6,943,589	1,064,152	14,719,481
Proceeds from issuance of Class A ordinary shares (Note 1)				837,505,007
Payment for initial public offering costs				(30,827,578)
Payment for contingent consideration	(2,001,521)	(306,747)
Net cash generated (used in) from financing activities	115,527,872	17,705,421	(212,231,755)	663,145,408
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(7,664,261)	(1,174,599)	(6,917,309)	66,023,411
Net increase (decrease) in cash and cash equivalents and restricted cash	291,567,886	44,684,734	(925,165,562)	1,102,362,120
Cash and cash equivalents and restricted cash at the beginning of the year	342,160,223	52,438,348	1,267,325,785	164,963,665
Cash and cash equivalents and restricted cash at the end of the year	633,728,109	97,123,082	342,160,223	1,267,325,785
Supplemental disclosure of cash flow information:
Interest paid	(4,470,953)	(685,204)	(2,133,568)
Income taxes paid	(105,591,179)	(16,182,556)	(120,341,664)	(93,299,479)
Supplemental disclosure of non-cash investing and financing activities:
Dividend payable settled by loan to a related party			157,461,267
Consideration payable for acquisitions			16,776,500	10,000,000
Current assets settled for acquisition of a subsidiary			37,255,016	8,225,876
Ordinary shares issued or to be issued for acquisitions			124,695,851
Contingent consideration included in other current liabilities arising from acquisition during the year			4,027,207
Returnable consideration included in other assets arising from acquisition during the year			3,333,421
Acquisition of a subsidiary transferred from long-term investment				3,330,000
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents	611,358,209	93,694,745	319,847,701	1,264,025,785
Restricted cash	22,369,900	3,428,337	22,312,522	3,300,000
Cash and cash equivalents and restricted cash at the end of the year	¥ 633,728,109	$ 97,123,082	¥ 342,160,223	¥ 1,267,325,785